Liquidity and Going Concern (Details) $ in Millions								1 Months Ended	2 Months Ended		12 Months Ended
	Jan. 10, 2026 USD ($) shares	Nov. 07, 2025 USD ($)	Aug. 29, 2025 USD ($)	Aug. 29, 2025 AUD ($)	Nov. 13, 2024 USD ($)	Oct. 28, 2024 USD ($)	Oct. 02, 2024 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Nov. 30, 2024 USD ($)	Nov. 07, 2024 USD ($)	Aug. 19, 2024 USD ($)
Liquidity and Going Concern [Line Items]
Operating loss											$ 16,400,000
Cash flows used in operations											(10,564,959)	$ (6,234,318)
Cash balance											679,442	170,557
Working capital deficit											$ 12,300,000
Advances to Affiliate						$ 303,000	$ 303,000						$ 303,000	$ 345,000
Percentage of repayment, purchase price											30.00%
Advance from attachy		$ 345,000			$ 303,000	$ 303,000	$ 303,000
New issued ordinary shares											$ 4,273,616	$ 3,628,191
Drawdown loan facility, amount	$ 2,000,000
Gold Advance Payment Purchase Agreement (“GAPPA”) [Member]
Liquidity and Going Concern [Line Items]
Advances to Affiliate															$ 25,000,000
Mining Equipment Supply Framework Agreement [Member]
Liquidity and Going Concern [Line Items]
Procure certain goods and equipment								$ 8,000,000
VWAP Purchase Shares [Member]
Liquidity and Going Concern [Line Items]
New issued ordinary shares			$ 75,000,000
City First Capital Pty [Member]
Liquidity and Going Concern [Line Items]
Aggregate a loan amount (in Dollars)				$ 100
Subsequent Event [Member]
Liquidity and Going Concern [Line Items]
Drawdown loan facility, amount	2,000,000
Class A Ordinary Shares [Member]
Liquidity and Going Concern [Line Items]
Gross proceeds private placement	$ 10,000,000
Class A ordinary shares issued (in Shares) | shares	2,500,000